Deferred Tax Assets and Liabilities - Changes in Deferred Tax Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Other comprehensive loss	₩ (38,032)	₩ (35,235)	₩ (1,169)
Gross carrying amount [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	1,715,912	1,121,079
Profit or loss	586,267	630,068
Other comprehensive loss	(38,032)	(35,235)
Ending balance	2,264,147	1,715,912	1,121,079
Gross carrying amount [member] | Other accounts receivable, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(4,364)	(1,013)
Profit or loss	4,351	(3,351)
Ending balance	(13)	(4,364)	(1,013)
Gross carrying amount [member] | Inventories, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	89,522	60,606
Profit or loss	(28,983)	28,916
Ending balance	60,539	89,522	60,606
Gross carrying amount [member] | Defined benefit obligations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Profit or loss	2,415	35,235
Other comprehensive loss	(38,032)	(35,235)
Ending balance	(35,617)
Gross carrying amount [member] | Accrued expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	131,196	126,072
Profit or loss	(8,090)	5,124
Ending balance	123,106	131,196	126,072
Gross carrying amount [member] | Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	669,909	444,226
Profit or loss	(64,431)	225,683
Ending balance	605,478	669,909	444,226
Gross carrying amount [member] | Intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	11,127	(11,120)
Profit or loss	342	22,247
Ending balance	11,469	11,127	(11,120)
Gross carrying amount [member] | provisions [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	55,429	32,468
Profit or loss	8,514	22,961
Ending balance	63,943	55,429	32,468
Gross carrying amount [member] | Gain or loss on foreign currency translation, net [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	0	13
Profit or loss	0	(13)
Ending balance	0	0	13
Gross carrying amount [member] | Other temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	137,339	13,185
Profit or loss	32,226	124,154
Ending balance	169,565	137,339	13,185
Gross carrying amount [member] | Tax credits carry forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	38,337	308,393
Profit or loss	353,432	(270,056)
Ending balance	391,769	38,337	308,393
Gross carrying amount [member] | Tax loss carry forwards [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	607,432	134,845
Profit or loss	345,777	472,587
Ending balance	953,209	607,432	134,845
Gross carrying amount [member] | Subsidiaries and associates [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Beginning balance	(20,015)	13,404
Profit or loss	(59,286)	(33,419)
Ending balance	₩ (79,301)	₩ (20,015)	₩ 13,404